SENIOR UNSECURED DEBENTURES, NET	12 Months Ended
Dec. 31, 2012
SENIOR UNSECURED DEBENTURES, NET
SENIOR UNSECURED DEBENTURES, NET

7.  SENIOR UNSECURED DEBENTURES, NET

(a)
Senior Unsecured Debentures

  On December 22, 2004, Granite issued $265.0 million of 6.05% senior unsecured debentures (the "Debentures") due December 22, 2016, at a price of $995.70 per $1,000.00 of principal amount. The Debentures rank equally with all Granite's existing and future senior unsecured indebtedness.

  The Debentures are redeemable, in whole or in part, at Granite's option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a Debenture, a price equal to which, if the Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 42.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of December 22, 2016. At December 31, 2012, all of the Debentures remained outstanding.

  Interest on the Debentures is payable on a semi-annual basis. The unamortized portion of the $3.1 million of expenses incurred in connection with the issuance of the Debentures is presented as a reduction of the carrying amount on the Company's consolidated balance sheets. These costs, together with the discount in the issue price of the Debentures of $1.1 million, are being accreted into the carrying value of the Debentures over the term to maturity with a corresponding charge to interest expense.

(b)
The Company's net interest expense, including interest expense and other financing costs on bank indebtedness (note 9) and the senior unsecured debentures, is comprised as follows:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Gross interest cost	$16,882	$17,647	$19,243
Less: interest capitalized	(491)	(1,193)	(183)

Interest expense	16,391	16,454	19,060
Interest income	(520)	(705)	(307)

Interest expense, net	$15,871	$15,749	$18,753

  Interest capitalized relates to real estate properties under development.

  Gross interest cost consists of the following:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Interest on indebtedness initially incurred for a term of more than one year	$16,385	$16,400	$16,572
Other interest	497	1,247	2,671

	$16,882	$17,647	$19,243

  Consolidated interest paid in cash for the year ended December 31, 2012 was $16.7 million (2011 — $17.6 million; 2010 — $18.0 million).